INTANGIBLES ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	$ 4,998.3
Impairment losses		$ 198.1
Balance at the end	5,018.7	4,998.3
Contractual commitments for the acquisition of intangible assets	0.8	0.0
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	5,582.7	5,693.0
Business combinations	1.3
Additions	12.7	32.1
Transfer	(0.8)	7.7
Translation difference	87.1	(150.0)
Balance at the end	5,682.9	5,582.7
Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	(584.4)	(342.3)
Amortization during the period	61.4	57.7
Impairment losses		198.1
Transfer	(1.9)	1.8
Translation difference	20.4	(15.6)
Balance at the end	(664.3)	(584.4)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	2,242.4
Balance at the end	2,270.0	2,242.4
Goodwill | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	2,421.4	2,480.3
Business combinations	1.3
Translation difference	35.2	(58.8)
Balance at the end	2,457.9	2,421.4
Goodwill | Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	(179.0)
Impairment losses		179.0
Translation difference	8.8
Balance at the end	(187.9)	(179.0)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	2,394.5
Balance at the end	2,427.0	2,394.5
Trademarks | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	2,413.6	2,470.5
Translation difference	33.2	(56.9)
Balance at the end	2,446.8	2,413.6
Trademarks | Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	(19.1)
Impairment losses		19.1
Translation difference	0.7
Balance at the end	(19.8)	(19.1)
Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	190.7
Balance at the end	172.3	190.7
Customer relationship | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	278.9	294.2
Translation difference	8.9	(15.4)
Balance at the end	287.8	278.9
Customer relationship | Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	(88.2)	(68.5)
Amortization during the period	23.8	23.3
Translation difference	3.5	(3.6)
Balance at the end	(115.5)	(88.2)
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	167.2
Balance at the end	145.3	167.2
Other intangible assets | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	465.2	412.7
Additions	7.5	10.9
Transfer	3.7	58.1
Translation difference	9.9	(16.5)
Balance at the end	486.4	465.2
Other intangible assets | Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	(298.0)	(273.7)
Amortization during the period	37.6	34.4
Impairment losses		0.0
Transfer	(1.9)	1.8
Translation difference	7.3	(12.0)
Balance at the end	(341.1)	(298.0)
Intangible advances paid and construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	3.6
Balance at the end	4.1	3.6
Intangible advances paid and construction in progress | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	3.6	35.2
Additions	5.1	21.2
Transfer	(4.5)	(50.4)
Translation difference	(0.1)	(2.4)
Balance at the end	$ 4.1	$ 3.6